Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Net operating loss carryforwards	$ (337,587)	$ (246,321)	$ (113,681)
Less: valuation allowance	337,587	246,321	113,681
Deferred tax assets
United States of America [Member]
Net operating loss carryforwards	(37,238)	(34,516)	(27,821)
Labuan [Member]
Net operating loss carryforwards	(63)
Hong Kong [Member]
Net operating loss carryforwards	(4,247)	(3,792)	(1,013)
Malaysia [Member]
Net operating loss carryforwards	(285,857)	(198,315)	(83,351)
Australia [Member]
Net operating loss carryforwards	$ (10,182)	$ (9,698)	$ (1,496)